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                                   EATON VANCE
                            NATIONAL MUNICIPALS FUND
                            Supplement to Prospectus
                             Dated February 1, 2004
                            as Revised March 1, 2004

                                   EATON VANCE
                            NATIONAL MUNICIPALS FUND
                              INSTITUTIONAL SHARES
                            Supplement to Prospectus
                             Dated February 1, 2004

                                   EATON VANCE
                           HIGH YIELD MUNICIPALS FUND
                            Supplement to Prospectus
                               Dated June 1, 2004

Cynthia J. Clemson is now co-portfolio manager of High Yield Municipals Portfolio and National Municipals Portfolio. Ms. Clemson also manages other Eaton Vance municipal portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance Management and Boston Management and Research.


September 3, 2004                                                        IHMHYPS